Provisions (Tables)	3 Months Ended
Mar. 31, 2022
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2022	5.6	7.9	28.7	42.2
Additional provision in the period	0.4	—	0.8	1.2
Release of provision	—	—	(0.4)	(0.4)
Utilization of provision	(1.0)	(0.1)	(0.5)	(1.6)
Foreign exchange	—	—	0.1	0.1
Balance as of March 31, 2022	5.0	7.8	28.7	41.5

Analysis of total provisions:			March 31, 2022	December 31, 2021
Current			38.6	39.3
Non-current			2.9	2.9
Total			41.5	42.2